International Growth Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (97.2%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (0.8%)
Rightmove PLC	United Kingdom	507,957	3,462
Safaricom PLC	Kenya	8,609,100	847
Schibsted ASA - Class B	Norway	110,699	2,307

Total			6,616

Consumer Discretionary (11.0%)
Autoliv, Inc.	Sweden	87,700	8,461
Compass Group PLC	United Kingdom	806,000	19,636
InterContinental Hotels Group PLC, ADR	United Kingdom	149,384	11,166
LVMH Moet Hennessy Louis Vuitton SE	France	64,600	48,736
PRADA SpA	Italy	1,134,500	6,637
USS Co., Ltd.	Japan	261,200	4,319

Total			98,955

Consumer Staples (4.9%)
Nestle SA	United States	370,159	41,799
PriceSmart, Inc.	United States	26,900	2,002

Total			43,801

Energy (1.0%)
NOV, Inc.	United States	225,000	4,702
Reliance Industries, Ltd.	India	75,000	2,105
Reliance Industries, Ltd., GDR	India	37,400	2,091

Total			8,898

Financials (16.2%)
AIA Group, Ltd.	Hong Kong	1,949,088	15,766
Deutsche Borse AG	Germany	60,000	10,371
HDFC Bank, Ltd.	India	545,729	9,994
KBC Group NV	Belgium	40,000	2,494
Kotak Mahindra Bank, Ltd.	India	201,700	4,217
Marsh & McLennan Cos., Inc.	United States	132,923	25,295
Mastercard, Inc. - Class A	United States	40,650	16,094
Moody’s Corp.	United States	44,000	13,912
MSCI, Inc.	United States	26,400	13,545
Reliance Strategic Investments, Ltd. *	India	75,000	209
S&P Global, Inc.	United States	37,600	13,739
UBS Group AG	Switzerland	195,000	4,820
Visa, Inc. - Class A	United States	65,025	14,956

Total			145,412

Health Care (8.4%)
Hoya Corp.	Japan	131,100	13,510
Novo Nordisk A/S - Class B	Denmark	468,000	42,572
ResMed, Inc.	United States	56,600	8,370
Roche Holding AG	United States	40,152	10,952

Total			75,404

Common Stocks (97.2%)	Country	Shares/ Par +	Value $ (000’s)
Industrials (28.0%)
Aalberts NV	Netherlands	47,200	1,721
Airbus SE	France	188,400	25,205
Assa Abloy AB - Class B	Sweden	462,100	10,067
Atlas Copco AB - Class A	Sweden	1,961,600	26,281
Azelis Group NV	Belgium	168,307	3,310
BAE Systems PLC	United Kingdom	818,600	9,937
CAE, Inc. *	Canada	277,900	6,488
Canadian Pacific Kansas City, Ltd.	Canada	240,300	17,862
Edenred	France	221,766	13,856
Epiroc AB	Sweden	744,332	14,088
Experian PLC	United States	496,100	16,207
IMCD NV	Netherlands	48,700	6,156
Interpump Group SpA	Italy	122,400	5,608
KONE Oyj	Finland	102,600	4,326
Legrand SA	France	168,800	15,492
MISUMI Group, Inc.	Japan	494,700	7,724
OSG Corp.	Japan	152,700	1,799
Otis Worldwide Corp.	United States	68,300	5,485
Recruit Holdings Co., Ltd.	Japan	417,900	12,869
Safran SA	France	197,900	30,942
Schindler Holding AG	Switzerland	26,608	5,261
SHO-BOND Holdings Co., Ltd.	Japan	156,061	6,133
Vestas Wind Systems A/S *	Denmark	212,200	4,529

Total			251,346

Information Technology (18.4%)
Amadeus IT Group SA	Spain	308,100	18,567
ASML Holding NV	Netherlands	83,100	48,800
Azbil Corp.	Japan	358,500	10,969
Keyence Corp.	Japan	70,400	26,166
Lagercrantz Group AB	Sweden	111,200	1,124
Lasertec Corp.	Japan	60,700	9,424
Lectra	France	75,400	2,052
Microsoft Corp.	United States	12,500	3,947
NICE, Ltd., ADR *	Israel	40,700	6,919
The Sage Group PLC	United Kingdom	445,000	5,355
Spectris PLC	United Kingdom	222,600	9,196
Synopsys, Inc. *	United States	9,000	4,131
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,144,000	18,565

Total			165,215

Materials (8.5%)
CRH PLC	United States	373,500	20,441
Franco-Nevada Corp.	Canada	61,000	8,144
Linde PLC	United States	91,755	34,165

International Growth Portfolio

Common Stocks (97.2%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
The Sherwin-Williams Co.	United States	54,200	13,824

Total			76,574

Total Common Stocks (Cost: $741,222)			872,221

Total Investments (97.2%) (Cost: $741,222)@			872,221

Other Assets, Less Liabilities (2.8%)			25,228

Net Assets (100.0%)			897,449

Investments by Country of Risk as a Percentage of Net Assets:
United States	29.2%
France	15.1%
Japan	10.4%
United Kingdom	6.6%
Sweden	6.6%
Netherlands	6.3%
Denmark	5.3%
Other	17.7%

Total	97.2%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $741,222 and the net unrealized appreciation of investments based on that cost was $130,999 which is comprised of $169,403 aggregate gross unrealized appreciation and $38,404 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$—	$6,616	$—
Consumer Discretionary	19,627	79,328	—
Consumer Staples	2,002	41,799	—
Energy	6,681	2,217	—
Financials	97,750	47,662	—
Health Care	8,370	67,034	—
Industrials	29,835	221,511	—
Information Technology	14,997	150,218	—
Materials	76,574	—	—

Total Assets:	$255,836	$616,385	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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